Investments Accounted for Using the Equity Method (Details) - Schedule of Financial Information Regarding Investment - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		$ 3,585,170	$ 4,968,085
Non-current assets		236,049	133,262
Current liabilities		1,857,020	2,160,570
Non-current liabilities		1,559,156	2,400,687
Equity		405,043	540,090
Revenue from ordinary activities		1,668,582	1,530,333
Income from continuing operations		(225,047)	(73,266)
Other comprehensive income	[1]
Cash and cash equivalents		223,625	523,859
Current financial liabilities		1,720,105	2,036,426
Non-current financial liabilities		1,539,136	2,382,673
Revenue from interest		1,467	1,412
Interest expense		(17,075)	(13,010)
Depreciation and amortization		(35,957)	(28,508)
Income tax expense		133,831	(13,828)
Puntos Colombia S.A.S. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		216,225	196,826
Non-current assets		34,086	37,789
Current liabilities		218,331	199,105
Non-current liabilities		12,008	12,483
Equity		19,972	23,027
Revenue from ordinary activities		364,143	320,137
Income from continuing operations		(3,055)	3,826
Other comprehensive income	[1]
Cash and cash equivalents		91,084	39,496
Current financial liabilities		79,269	64,500
Non-current financial liabilities		1,027	1,288
Revenue from interest		9,939	3,011
Interest expense		(176)	(23)
Depreciation and amortization		(550)	(747)
Income tax expense		(3,724)	(3,034)
Sara ANV S.A. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		2,052	850
Non-current assets		3,251	1,230
Current liabilities		426	380
Non-current liabilities
Equity		4,877	1,700
Revenue from ordinary activities		245
Income from continuing operations		(733)
Other comprehensive income	[1]
Cash and cash equivalents		1,819	850
Current financial liabilities		425	380
Non-current financial liabilities
Revenue from interest		2
Interest expense
Depreciation and amortization		(196)
Income tax expense

[1]	There are no other comprehensive income figures proceeding from this companies.